GOODWILL (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill [Abstract]
Schedule of goodwill

	2013	2014
	RMB	RMB	US$
Balance as of January 1,	13,384	52,819	8,513
Goodwill acquired in business combinations (note 3)	39,995	210,152	33,870
Foreign currency translation adjustments	(560)	(1,285)	(206)

Balance as of December 31,	52,819	261,686	42,177